Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 28, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 11, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000163584
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 13,133	$ 13,152	$ 13,117	$ 13,040	$ 12,743	$ 12,743	$ 12,897	$ 13,299	$ 13,354	$ 13,317	$ 13,233	$ 13,134	$ 13,093	$ 12,895	$ 12,896	$ 12,917	$ 12,801	$ 12,738	$ 12,600	$ 12,572	$ 12,535	$ 12,375	$ 12,226	$ 12,133	$ 12,053	$ 11,942	$ 11,829	$ 11,668	$ 11,705	$ 11,608	$ 11,684	$ 11,594	$ 11,359	$ 11,319	$ 11,194	$ 11,149	$ 11,451	$ 11,331	$ 11,184	$ 11,521	$ 11,930	$ 11,957	$ 11,979	$ 12,089	$ 12,050	$ 11,987	$ 12,028	$ 12,013	$ 11,946	$ 11,878	$ 11,891	$ 11,845	$ 11,765	$ 11,646	$ 11,605	$ 11,505	$ 11,390	$ 11,201	$ 10,965	$ 10,917	$ 10,824	$ 10,674	$ 10,484	$ 10,171	$ 9,769	$ 9,552	$ 11,379	$ 11,456	$ 11,384	$ 11,189	$ 11,190	$ 11,349	$ 11,338	$ 11,427	$ 11,401	$ 11,377	$ 11,411	$ 11,275	$ 11,273	$ 11,122	$ 10,945	$ 11,167		$ 11,239	$ 11,234	$ 11,168	$ 11,131	$ 11,060	$ 11,046	$ 11,039	$ 10,994	$ 10,973	$ 10,956	$ 10,850		$ 10,814	$ 10,785	$ 10,745	$ 10,698	$ 10,693	$ 10,610	$ 10,583	$ 10,553	$ 10,509	$ 10,478	$ 10,438	$ 10,376	$ 10,276	$ 10,255	$ 10,194	$ 10,100	$ 10,076	$ 9,960	$ 9,957	$ 9,877	$ 9,805	$ 9,635	$ 9,649	$ 9,679	$ 9,700	$ 9,737	$ 9,709	$ 9,746
C000163585
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 12,549	12,571	12,554	12,471	12,197	12,187	12,342	12,732	12,792	12,765	12,709	12,606	12,574	12,393	12,405	12,433	12,330	12,292	12,151	12,147	12,103	11,957	11,835	11,753	11,668	11,568	11,480	11,317	11,375	11,274	11,354	11,274	11,053	11,034	10,906	10,869	11,170	11,073	10,924	11,272	11,678	11,711	11,740	11,854	11,824	11,757	11,817	11,809	11,751	11,693	11,713	11,675	11,604	11,481	11,461	11,369	11,263	11,084	10,846	10,818	10,721	10,592	10,399	10,107	9,704	9,508	11,313	11,397	11,332	11,146	11,153	11,319	11,315	11,411	11,393	11,376	11,416	11,288	11,304	11,149	10,990	11,208		11,287	11,288	11,240	11,199	11,135	11,127	11,127	11,100	11,075	11,064	10,963		10,934	10,911	10,877	10,846	10,837	10,770	10,749	10,715	10,677	10,663	10,618	10,573	10,477	10,451	10,396	10,307	10,299	10,177	10,180	10,105	10,038	9,870	9,891	9,928	9,952	9,990	9,961	10,000
C000163587
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 13,463	13,482	13,464	13,386	13,083	13,065	13,225	13,640	13,679	13,643	13,575	13,457	13,416	13,214	13,222	13,245	13,127	13,079	12,922	12,895	12,858	12,694	12,557	12,460	12,364	12,250	12,150	11,970	12,025	11,911	11,990	11,898	11,657	11,631	11,488	11,443	11,756	11,646	11,482	11,844	12,253	12,281	12,305	12,418	12,379	12,314	12,357	12,342	12,274	12,206	12,220	12,173	12,091	11,969	11,928	11,825	11,707	11,513	11,270	11,234	11,126	10,973	10,777	10,467	10,053	9,830	11,691	11,784	11,698	11,498	11,499	11,665	11,655	11,748	11,727	11,703	11,738	11,598	11,597	11,442	11,271	11,486		11,560	11,553	11,496	11,446	11,373	11,368	11,362	11,316	11,293	11,263	11,153		11,114	11,093	11,040	11,000	10,982	10,906	10,877	10,845	10,798	10,765	10,723	10,658	10,553	10,525	10,462	10,366	10,340	10,221	10,218	10,135	10,051	9,886	9,900	9,931	9,952	9,990	9,961	10,000
C000163586
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 348,320	348,813	347,874	345,778	337,838	337,753	341,777	352,361	353,267	352,222	350,375	347,224	346,498	340,758	341,260	341,319	338,186	336,862	332,716	332,336	330,867	326,952	322,953	320,381	318,197	315,196	312,151	307,830	308,378	305,385	307,305	304,837	298,935	297,829	294,451	293,204	301,108	297,870	293,948	303,089	313,439	314,070	314,573	317,393	316,307	314,557	315,554	315,081	313,251	311,415	311,683	310,394	308,235	305,034	303,896	301,204	298,128	293,094	286,841	285,528	283,030	279,046	274,005	266,056	255,174	249,774	296,531	298,805	296,885	291,403	291,652	295,405	295,063	297,616	296,869	295,886	296,674	293,352	293,233	288,970	284,571	290,116		291,910	291,703	289,938	288,885	286,984	286,542	286,336	285,131	284,498	283,988	281,161		280,155	279,313	278,214	276,884	276,603	274,373	273,581	272,729	271,506	270,642	269,528	267,851	265,163	264,464	262,804	260,303	259,649	256,583	256,420	254,007	252,071	247,856	248,135	248,581	248,796	249,759	249,037	250,000
C000163588
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 138,217	138,412	138,040	137,213	134,072	133,863	135,464	139,669	140,036	139,629	138,903	137,663	137,208	135,113	135,302	135,333	134,097	133,580	131,941	131,796	131,218	129,519	128,096	127,096	126,236	124,899	123,848	121,990	122,511	121,326	122,093	121,130	118,649	118,357	116,880	116,390	119,534	118,392	116,697	120,331	124,446	124,703	124,909	126,034	125,745	124,921	125,326	125,145	124,424	123,834	123,947	123,308	122,588	121,191	120,876	119,811	118,464	116,602	113,995	113,610	112,496	110,919	108,922	105,768	101,572	99,307	118,026	118,933	118,156	115,995	116,099	117,614	117,484	118,508	118,097	117,827	118,153	116,836	116,794	115,102	113,357	115,495		116,214	116,132	115,541	115,023	114,271	114,210	114,128	113,649	113,291	113,090	111,967		111,570	111,340	110,794	110,377	110,179	109,402	109,093	108,655	108,277	107,935	107,390	106,830	105,770	105,505	104,856	103,868	103,588	102,373	102,317	101,363	100,600	98,927	99,048	99,332	99,518	99,904	99,615	100,000
C000254859
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 382,997	373,829	366,435	346,028	329,466	325,326	324,439	320,890	315,270	311,320	316,567	325,603	309,280	306,073	307,822	297,328	290,041	289,166	281,879	269,053	279,547	270,173	249,369	257,919	264,188	281,003	267,893	253,359	263,049	266,183	258,774	276,728	253,074	263,598	226,705	235,436	263,316	268,385	270,920	295,984	289,225	309,221	314,008	324,710	329,216	315,918	333,599	328,399	348,160	344,260	360,641	358,821	357,781	344,260	350,500	346,080	331,779	306,886	282,706	280,905	285,278	278,590	254,924	236,917	234,345	216,595	256,725	271,387	289,394	267,923	268,424	256,154	253,400	265,669	269,676	252,148	271,178	267,172	264,167	262,164	240,129	249,500	$ 250,000
C000254857
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 15,320	14,965	14,669	13,853	13,190	13,013	12,978	12,836	12,611	12,453	12,663	13,024	12,371	12,243	12,313	11,893	11,602	11,567	11,275	10,762	11,182	10,807	9,975	10,317	10,568	11,240	10,716	10,134	10,522	10,647	10,351	11,069	10,123	10,544	9,068	9,417	10,533	10,735	10,837	11,839	11,569	12,369	12,560	12,988	13,169	12,637	13,344	13,136	13,926	13,770	14,426	14,353	14,311	13,770	14,020	13,843	13,271	12,275	11,308	11,236	11,411	11,144	10,197	9,477	9,374	8,664	10,269	10,855	11,576	10,717	10,737	10,246	10,136	10,627	10,787	10,086	10,847	10,687	10,567	10,487	9,605	9,980	10,000
C000254858
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 151,329	147,744	144,832	136,543	130,046	128,254	128,030	126,686	124,446	122,878	125,118	128,590	122,206	120,861	121,645	117,501	114,701	114,365	111,564	106,412	110,556	106,839	98,672	102,028	104,489	111,202	105,944	100,238	104,154	105,384	102,476	109,636	100,350	104,377	89,834	93,190	104,266	106,391	107,398	117,467	114,782	122,725	124,626	128,878	130,780	125,491	132,531	130,461	138,330	136,880	143,403	142,678	142,264	136,984	139,365	137,708	132,117	122,146	112,601	111,882	113,627	110,958	101,618	94,330	93,406	86,324	102,439	108,187	115,475	106,943	107,143	102,237	101,135	106,142	107,744	100,735	108,345	106,743	105,541	104,840	96,029	99,800	100,000
C000254862
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 508,309	501,339	515,021	503,920	477,330	467,520	476,039	469,327	454,354	460,787	443,530	455,636	455,121	447,651	442,500	427,561	413,910	438,636	433,743	426,273	421,379	405,097	373,264	380,452	398,936	404,327	395,085	375,318	384,303	377,628	361,969	381,479	352,984	366,014	339,413	318,951	350,923	369,083	341,203	368,827	368,060	394,660	389,801	404,891	430,725	408,719	423,790	399,012	420,980	415,105	405,143	396,202	392,370	368,869	358,906	352,520	363,249	342,775	314,274	332,596	344,047	329,033	317,073	312,747	297,479	271,777	293,916	316,055	311,220	301,657	294,343	288,289	292,325	291,820	287,785	273,660	286,019	278,200	268,616	258,275	242,889	262,207		254,951	269,212	268,962	264,959	256,452	250,698	246,945	249,447	249,947	259,955	250,948	$ 250,000
C000254861
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 20,338	20,059	20,606	20,152	19,099	18,696	19,037	18,769	18,170	18,421	17,741	18,225	18,205	17,906	17,700	17,102	16,556	17,545	17,350	17,051	16,855	16,204	14,931	15,218	15,957	16,173	15,803	15,013	15,372	15,105	14,479	15,259	14,119	14,641	13,576	12,758	14,037	14,763	13,648	14,753	14,722	15,786	15,592	16,196	17,229	16,349	16,952	15,960	16,839	16,604	16,206	15,848	15,695	14,755	14,356	14,101	14,530	13,711	12,571	13,304	13,762	13,161	12,683	12,510	11,899	10,871	11,757	12,642	12,449	12,066	11,774	11,532	11,693	11,673	11,511	10,946	11,441	11,128	10,745	10,331	9,716	10,488		10,198	10,768	10,758	10,598	10,258	10,028	9,878	9,978	9,998	10,398	10,038	10,000
C000254860
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 200,300	197,542	202,955	198,563	188,043	184,161	187,532	184,876	179,054	181,497	174,670	179,561	179,357	176,504	174,466	168,657	163,256	173,039	171,205	168,249	166,313	160,005	147,485	150,335	157,664	159,801	156,137	148,401	151,964	149,419	143,210	150,946	139,648	144,891	134,411	126,271	138,990	146,214	135,123	146,214	145,909	156,491	154,659	160,561	170,939	162,189	168,294	158,424	167,175	164,936	160,866	157,407	155,982	146,621	142,755	140,109	144,484	136,428	125,050	132,364	137,037	131,044	126,269	124,644	118,549	108,289	117,127	126,066	124,034	120,299	117,375	115,056	116,568	116,467	114,854	109,308	114,249	111,123	107,291	103,258	97,107	104,783		101,980	107,685	107,585	105,983	102,581	100,279	98,778	99,779	99,979	103,982	100,379	100,000
C000254865
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 297,550	297,805	305,709	299,844	293,215	276,642	287,861	287,096	266,953	271,343	267,289	280,210	275,143	267,289	262,222	260,702	249,554	262,475	260,195	250,061	243,727	233,859	212,508	217,532	229,589	236,120	231,599	222,807	230,091	222,807	212,257	221,551	202,209	207,750	184,750	178,750	197,000	211,250	196,750	209,750	208,250	221,500	221,750	231,000	247,250	234,000	245,000	238,500	250,000
C000254863
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 11,912	11,922	12,228	11,994	11,729	11,076	11,525	11,494	10,678	10,854	10,692	11,208	11,006	10,692	10,489	10,428	9,982	10,499	10,408	10,002	9,749	9,354	8,500	8,701	9,184	9,445	9,264	8,912	9,204	8,912	8,490	8,862	8,088	8,310	7,390	7,150	7,880	8,450	7,870	8,390	8,330	8,860	8,870	9,240	9,890	9,360	9,800	9,540	10,000
C000254864
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 119,020	119,122	122,181	119,836	117,286	110,657	115,144	114,940	106,781	108,537	106,916	112,084	110,057	106,916	104,889	104,281	99,822	104,990	104,078	100,024	97,491	93,544	85,003	87,013	91,836	94,448	92,639	89,123	92,037	89,123	84,903	88,620	80,884	83,100	73,900	71,500	78,800	84,500	78,700	83,900	83,300	88,600	88,700	92,400	98,900	93,600	98,000	95,400	100,000
C000096903
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 17,181	16,841	16,694	16,445	16,270	16,414	16,547	16,435	16,211	16,259	16,175	16,245	16,030	15,733	15,458	15,337	15,137	15,240	15,056	14,988	14,792	14,251	13,698	13,881	13,950	13,929	13,755	13,690	13,749	13,641	13,538	13,639	13,182	13,239	13,020	12,650	13,151	13,387	12,739	13,445	13,341	13,757	13,826	13,940	14,205	14,010	14,172	14,240	14,167	14,064	14,106	13,906	13,738	13,618	13,483	13,328	13,108	12,792	12,205	12,191	12,239	11,922	11,477	11,238	10,450	9,949	12,028	12,300	12,358	12,103	12,136	12,103	12,007	12,024	11,999	11,764	11,927	11,720	11,596	11,444	11,029	11,291		11,454	11,541	11,451	11,443	11,351	11,282	11,291	11,191	11,207	11,333	11,237		11,179	11,139	11,079	10,905	10,970	10,863	10,881	10,854	10,749	10,740	10,619	10,492	10,300	10,275	10,226	10,180	9,992	9,848	9,799	9,696	9,387	8,993	8,916	9,054	9,374	9,493	9,355	9,525
C000096904
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 16,834	16,496	16,363	16,130	15,969	16,118	16,257	16,156	15,947	16,020	15,930	16,025	15,806	15,542	15,265	15,155	14,968	15,077	14,905	14,846	14,662	14,139	13,602	13,790	13,866	13,853	13,690	13,634	13,700	13,601	13,507	13,615	13,170	13,234	13,010	12,665	13,169	13,397	12,762	13,486	13,390	13,812	13,889	14,009	14,297	14,111	14,267	14,357	14,278	14,184	14,235	14,042	13,882	13,770	13,643	13,494	13,281	12,971	12,388	12,381	12,423	12,110	11,668	11,435	10,645	10,131	12,253	12,535	12,601	12,350	12,391	12,351	12,274	12,299	12,281	12,049	12,223	12,019	11,887	11,751	11,334	11,556		11,742	11,826	11,740	11,740	11,665	11,603	11,620	11,525	11,547	11,684	11,580		11,542	11,495	11,441	11,280	11,353	11,251	11,276	11,255	11,153	11,150	11,030	10,906	10,713	10,683	10,639	10,608	10,408	10,276	10,221	10,130	9,803	9,399	9,324	9,485	9,825	9,954	9,806	10,000
C000096907
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 18,099	17,722	17,568	17,307	17,123	17,294	17,416	17,298	17,063	17,132	17,025	17,099	16,873	16,560	16,271	16,143	15,934	16,042	15,849	15,778	15,572	15,020	14,421	14,613	14,703	14,664	14,499	14,415	14,494	14,380	14,256	14,379	13,897	13,941	13,711	13,337	13,849	14,099	13,417	14,161	14,068	14,489	14,563	14,667	14,962	14,758	14,928	15,000	14,923	14,815	14,860	14,634	14,457	14,346	14,190	14,041	13,810	13,477	12,859	12,844	12,894	12,561	12,107	11,856	11,026	10,484	12,675	12,949	13,024	12,755	12,777	12,742	12,654	12,672	12,647	12,386	12,558	12,353	12,210	12,063	11,625	11,845		12,017	12,110	12,015	12,008	11,924	11,841	11,853	11,749	11,765	11,898	11,797		11,743	11,699	11,636	11,464	11,519	11,407	11,426	11,397	11,286	11,276	11,147	11,013	10,821	10,784	10,732	10,683	10,484	10,333	10,281	10,182	9,845	9,430	9,359	9,504	9,841	9,966	9,810	10,000
C000096905
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 468,242	458,376	454,261	447,407	442,522	446,281	449,759	446,601	440,393	441,554	439,158	441,400	435,003	426,829	419,293	415,884	410,380	413,028	407,926	405,991	400,593	386,332	370,868	375,671	377,431	376,737	372,400	370,125	371,597	368,573	365,707	368,736	355,908	357,340	351,367	341,300	354,652	360,894	343,414	362,242	359,750	370,381	372,534	375,074	382,450	377,135	381,365	383,048	380,604	377,753	378,767	373,297	368,703	365,381	361,679	357,436	351,469	342,927	327,181	326,713	327,888	319,332	307,375	300,945	279,855	266,410	321,342	328,512	329,976	323,079	323,898	322,900	320,260	320,682	319,887	313,556	317,807	312,234	308,543	304,761	293,642	299,435		303,681	305,613	303,145	302,866	300,662	298,811	299,040	296,338	296,664	299,939	297,019		295,573	294,407	292,738	288,354	289,653	287,050	287,142	286,637	283,787	283,167	280,178	276,750	271,598	270,587	269,217	268,205	262,893	259,047	257,684	255,151	246,663	236,231	234,404	237,941	246,278	249,310	245,355	250,000
C000096906
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 186,929	182,992	181,351	178,617	176,668	178,170	179,561	178,302	175,825	176,291	175,335	176,043	173,675	170,410	167,401	166,040	163,662	164,720	162,862	162,086	159,932	154,063	148,062	149,981	150,685	150,409	148,506	147,599	148,356	147,150	145,841	147,051	142,098	142,670	140,121	136,265	141,597	143,928	136,951	144,629	143,475	147,720	148,569	149,584	152,531	150,411	152,100	152,772	151,798	150,660	151,066	148,882	147,049	145,727	144,250	142,554	140,173	136,771	130,639	130,460	130,792	127,383	122,759	120,053	111,637	106,279	128,371	131,102	131,689	128,942	129,273	128,877	127,826	127,979	127,700	125,177	126,885	124,660	123,189	121,679	117,241	119,572		121,275	122,051	121,070	120,969	120,095	119,361	119,460	118,385	118,521	119,833	118,665		118,211	117,627	116,962	115,210	115,742	114,708	114,868	114,551	113,416	113,288	111,980	110,612	108,554	108,154	107,608	107,210	105,087	103,663	103,012	102,003	98,613	94,444	93,719	95,145	98,490	99,710	98,132	100,000
C000114555
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 24,227	23,430	23,100	22,513	21,683	22,050	22,505	21,900	21,180	22,654	21,743	21,729	21,463	20,565	19,694	19,822	19,209	20,058	19,531	18,986	18,977	18,355	17,157	17,563	18,503	19,087	18,651	17,691	18,465	18,292	17,939	18,736	18,054	18,785	17,621	16,431	17,983	18,627	17,573	18,938	18,849	20,032	19,015	19,790	20,554	19,267	19,526	18,241	19,230	18,896	18,702	18,634	18,141	17,490	16,326	16,136	16,361	15,925	14,529	15,185	15,503	14,644	13,828	13,710	13,088	11,927	13,382	14,852	15,103	14,628	14,217	13,978	13,666	13,833	13,719	12,997	13,843	13,393	13,127	12,538	11,820	12,951		12,594	13,210	13,086	12,700	12,038	12,125	11,837	11,911	12,233	12,781	12,267		11,979	11,656	11,641	11,438	11,408	11,413	11,403	11,290	11,247	11,306	10,929	10,755	10,537	10,135	10,396	10,567	10,626	10,402	10,109	9,928	9,952	9,460	9,448	9,724	9,982	10,019	9,285	9,423
C000114556
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 23,833	23,067	22,753	22,184	21,391	21,760	22,226	21,638	20,940	22,421	21,530	21,531	21,279	20,404	19,546	19,697	19,087	19,952	19,444	18,908	18,908	18,297	17,112	17,540	18,489	19,081	18,652	17,705	18,489	18,334	17,989	18,797	18,116	18,870	17,710	16,524	18,093	18,758	17,707	19,098	19,011	20,226	19,211	19,996	20,784	19,505	19,771	18,487	19,501	19,163	18,986	18,928	18,435	17,787	16,613	16,429	16,668	16,233	14,823	15,499	15,836	14,967	14,143	14,029	13,404	12,223	13,727	15,231	15,508	15,027	14,611	14,380	14,066	14,249	14,139	13,406	14,287	13,828	13,558	12,961	12,229	13,408		13,049	13,693	13,572	13,176	12,508	12,600	12,311	12,397	12,734	13,309	12,788		12,493	12,168	12,160	11,954	11,930	11,951	11,948	11,828	11,798	11,867	11,476	11,300	11,076	10,658	10,940	11,129	11,195	10,972	10,668	10,482	10,513	9,996	9,988	10,289	10,577	10,615	9,845	10,000
C000114559
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 25,716	24,866	24,509	23,891	23,006	23,393	23,883	23,236	22,468	24,042	23,073	23,060	22,779	21,824	20,896	21,042	20,386	21,281	20,736	20,152	20,142	19,477	18,205	18,642	19,641	20,257	19,788	18,777	19,593	19,411	19,040	19,879	19,161	19,932	18,705	17,443	19,079	19,776	18,656	20,104	20,002	21,267	20,186	21,004	21,818	20,452	20,726	19,362	20,415	20,054	19,851	19,779	19,260	18,574	17,330	17,129	17,375	16,908	15,427	16,119	16,455	15,542	14,681	14,556	13,900	12,658	14,211	15,762	16,044	15,534	15,093	14,849	14,512	14,690	14,570	13,808	14,701	14,227	13,937	13,317	12,550	13,759		13,374	14,024	13,893	13,486	12,789	12,882	12,579	12,657	12,996	13,575	13,028		12,722	12,386	12,363	12,147	12,115	12,127	12,116	11,988	11,943	12,012	11,606	11,421	11,191	10,759	11,040	11,213	11,282	11,045	10,736	10,537	10,561	10,041	10,021	10,320	10,599	10,629	9,847	10,000
C000114558
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 664,012	641,747	632,701	616,413	593,569	603,339	615,752	599,019	579,042	619,334	594,328	593,835	586,238	561,629	537,735	541,318	524,166	547,165	532,831	517,756	517,512	500,296	467,418	478,451	504,097	519,676	507,572	481,391	502,323	497,545	487,947	509,213	490,670	510,305	478,671	446,152	488,152	505,541	476,905	513,853	511,101	543,139	515,514	536,166	556,867	521,878	528,923	493,917	520,492	511,186	505,887	503,930	490,422	472,889	441,237	436,040	442,050	430,206	392,148	409,784	418,400	394,983	372,898	369,637	352,966	321,481	360,633	399,915	406,825	393,759	382,707	376,243	367,634	372,007	368,881	349,565	371,998	359,929	352,551	336,818	317,321	347,557		337,969	354,245	350,851	340,323	322,694	324,965	317,265	319,111	327,552	342,000	328,344		320,605	311,911	311,237	305,754	304,858	305,082	304,731	301,293	300,246	301,714	291,651	286,770	280,916	270,033	276,993	281,428	282,884	276,887	269,098	264,052	264,592	251,429	251,039	258,424	265,309	266,014	246,429	250,000
C000222816
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 26,670	25,780	25,407	24,745	23,831	24,232	24,727	24,052	23,243	24,861	23,851	23,831	23,527	22,543	21,577	21,720	21,034	21,962	21,379	20,776	20,757	20,070	18,727	19,177	20,191	20,823	20,339	19,292	20,118	19,937	19,543	20,402	19,652	20,445	19,171	17,872	19,551	20,254	19,100	20,576	20,465	21,754	20,641	21,475	22,302	20,903	21,175	19,776	20,846	20,474	20,259	20,171	19,630	18,919	17,652	17,444	17,684	17,201	15,687	16,392	16,727	15,799	14,916	14,785	14,119	12,859	14,425	15,997	16,273	15,750	15,308	15,050	14,705	14,880	14,755	13,983	14,880	14,397	14,102	13,473	12,693	13,902		13,519	14,170	14,034	13,613	12,908	12,999	12,691	12,764	13,102	13,680	13,134		12,824	12,476	12,449	12,230	12,194	12,203	12,189	12,052	12,010	12,069	11,666	11,471	11,237	10,801	11,080	11,257	11,315	11,075	10,764	10,562	10,584	10,057	10,042	10,337	10,612	10,641	9,857	10,000
C000114557
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 263,785	254,997	251,386	244,874	235,850	239,773	244,753	238,064	230,177	246,219	236,225	236,037	233,108	223,272	213,819	215,164	208,408	217,624	211,898	205,876	205,778	199,003	185,950	190,378	200,462	206,710	201,971	191,596	199,796	197,989	194,155	202,683	195,257	203,141	190,483	177,565	194,304	201,278	189,820	204,537	203,537	216,287	205,232	213,515	221,716	207,899	210,642	196,716	207,375	203,657	201,545	200,771	195,368	188,350	175,764	173,690	176,099	171,369	156,301	163,290	166,664	157,460	148,702	147,316	140,638	128,112	143,731	159,491	162,175	157,035	152,532	150,030	146,587	148,428	147,103	139,366	148,369	143,537	140,666	134,364	126,624	138,687		134,849	141,385	140,031	135,815	128,828	129,669	126,586	127,335	130,729	136,533	131,061		127,961	124,479	124,290	122,097	121,746	121,768	121,635	120,399	119,914	120,511	116,482	114,607	112,266	107,905	110,709	112,425	113,093	110,691	107,570	105,550	105,772	100,543	100,318	103,289	106,061	106,348	98,562	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448		10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639		10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448		10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639		10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448		10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639		10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 298,714	295,184	295,965	291,483	293,585	292,435	292,325	286,032	284,523	289,257	286,230	293,509	289,631	285,528	279,011	276,395	271,787	278,830	276,279	280,238	281,010	270,649	258,924	263,075	269,935	271,670	271,860	272,833	275,836	274,174	267,382	274,479	266,287	267,494	258,005	261,391	273,195	281,139	274,433	278,807	277,021	287,948	296,176	299,518	306,113	306,898	305,993	306,077	308,750	309,339	305,919	303,784	302,795	300,422	304,220	308,678	310,907	310,479	307,462	308,841	309,011	311,525	306,940	305,019	303,606	298,303	300,069	294,763	289,198	289,400	289,547	288,677	290,223	282,893	282,272	278,771	273,909	273,839	268,680	268,835	266,011	261,212		259,662	261,730	263,426	261,742	261,680	262,002	260,146	262,095	260,425	262,917	265,980		264,765	265,105	264,952	266,220	263,853	262,723	262,987	260,979	258,980	259,116	257,386	256,882	256,520	262,735	264,760	264,915	265,218	263,552	258,900	258,834	257,844	255,500	253,700	250,256	251,068	251,733	251,691	250,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 119,486	118,074	118,386	116,593	117,434	116,974	116,930	114,413	113,809	115,703	114,492	117,404	115,852	114,211	111,604	110,558	108,715	111,532	110,511	112,095	112,404	108,260	103,569	105,230	107,974	108,668	108,744	109,133	110,334	109,670	106,953	109,792	106,515	106,997	103,202	104,556	109,278	112,455	109,773	111,523	110,808	115,179	118,470	119,807	122,445	122,759	122,397	122,431	123,500	123,736	122,367	121,514	121,118	120,169	121,688	123,471	124,363	124,192	122,985	123,536	123,604	124,610	122,776	122,008	121,442	119,321	120,027	117,905	115,679	115,760	115,819	115,471	116,089	113,157	112,909	111,508	109,564	109,536	107,472	107,534	106,404	104,485		103,865	104,692	105,371	104,697	104,672	104,801	104,058	104,838	104,170	105,167	106,392		105,906	106,042	105,981	106,488	105,541	105,089	105,195	104,391	103,592	103,646	102,954	102,753	102,608	105,094	105,904	105,966	106,087	105,421	103,560	103,534	103,138	102,200	101,480	100,103	100,427	100,693	100,676	100,000
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (USD)
Account Value	$ 374,309	369,569	362,505	341,944	327,954	323,701	321,662	320,112	314,495	314,928	326,660	341,867	320,468	315,377	314,440	302,510	300,805	299,468	292,229	278,956	292,542	281,532	260,670	271,208	278,491	296,772	279,384	269,164	273,761	276,896	268,758	287,396	266,363	270,161	235,264	242,805	275,049	273,904	274,578	294,125	292,832	310,083	317,246	327,022	333,335	327,192	341,095	337,763	351,742	342,772	367,503	366,867	358,554	349,846	355,206	352,510	342,026	318,605	291,632	285,746	290,404	284,124	260,817	242,958	241,106	220,879	261,092	275,625	289,106	269,032	269,405	258,499	253,661	266,659	269,964	254,104	273,986	268,336	266,100	265,503	244,131	250,773	250,000
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (USD)
Account Value	$ 14,972	14,783	14,500	13,678	13,118	12,948	12,866	12,804	12,580	12,597	13,066	13,675	12,819	12,615	12,577	12,100	12,032	11,979	11,689	11,158	11,702	11,261	10,427	10,848	11,140	11,871	11,175	10,766	10,950	11,076	10,750	11,496	10,654	10,806	9,410	9,712	11,002	10,956	10,983	11,765	11,713	12,403	12,690	13,081	13,333	13,088	13,644	13,510	14,070	13,711	14,700	14,675	14,342	13,994	14,208	14,100	13,681	12,744	11,665	11,430	11,616	11,365	10,433	9,718	9,644	8,835	10,444	11,025	11,564	10,761	10,776	10,340	10,146	10,666	10,798	10,164	10,959	10,733	10,644	10,620	9,765	10,031	10,000
AMERICAN BEACON INDEX: MSCI® Emerging Markets Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (USD)
Account Value	$ 149,724	147,828	145,002	136,778	131,181	129,480	128,665	128,045	125,798	125,971	130,664	136,747	128,187	126,151	125,776	121,004	120,322	119,787	116,892	111,583	117,017	112,613	104,268	108,483	111,396	118,709	111,754	107,665	109,505	110,758	107,503	114,958	106,545	108,064	94,106	97,122	110,020	109,562	109,831	117,650	117,133	124,033	126,898	130,809	133,334	130,877	136,438	135,105	140,697	137,109	147,001	146,747	143,422	139,939	142,082	141,004	136,811	127,442	116,653	114,298	116,162	113,650	104,327	97,183	96,442	88,352	104,437	110,250	115,642	107,613	107,762	103,400	101,464	106,664	107,985	101,642	109,594	107,334	106,440	106,201	97,652	100,309	$ 100,000
AMERICAN BEACON INDEX: MSCI ACWI Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 536,834	523,897	516,882	494,675	467,791	463,465	482,531	485,456	469,686	481,078	463,733	474,373	463,609	452,124	444,945	435,252	418,267	432,533	419,369	402,116	399,767	381,453	349,213	360,039	375,572	386,367	372,729	352,272	356,083	351,036	340,540	350,593	327,139	340,540	316,025	298,041	329,591	342,188	319,857	349,296	348,894	379,249	371,204	381,052	400,725	385,316	394,823	375,654	391,836	382,267	379,651	374,717	368,969	353,519	344,320	336,523	338,058	323,060	287,607	294,776	304,602	287,030	272,609	264,173	253,162	228,668	264,359	287,586	290,789	280,901	274,206	266,903	261,403	267,758	266,975	250,567	266,367	257,664	254,470	247,837	229,698	247,106		243,542	263,267	262,134	260,084	252,472	253,852	253,533	251,133	256,623	267,881	253,574	250,000
AMERICAN BEACON INDEX: MSCI ACWI Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 21,473	20,956	20,675	19,787	18,711	18,538	19,301	19,418	18,787	19,243	18,549	18,975	18,544	18,085	17,798	17,410	16,730	17,301	16,775	16,084	15,991	15,258	13,968	14,401	15,023	15,454	14,909	14,091	14,243	14,041	13,621	14,024	13,085	13,621	12,641	11,922	13,183	13,687	12,794	13,972	13,956	15,170	14,848	15,242	16,029	15,412	15,793	15,026	15,673	15,291	15,186	14,989	14,759	14,141	13,773	13,461	13,522	12,922	11,504	11,791	12,184	11,481	10,904	10,567	10,126	9,147	10,574	11,503	11,631	11,236	10,968	10,676	10,456	10,710	10,679	10,023	10,655	10,306	10,179	9,913	9,188	9,884		9,742	10,531	10,485	10,403	10,099	10,154	10,141	10,045	10,265	10,715	10,143	10,000
AMERICAN BEACON INDEX: MSCI ACWI Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 214,733	209,559	206,753	197,870	187,116	185,386	193,012	194,182	187,874	192,431	185,493	189,749	185,443	180,849	177,978	174,101	167,307	173,013	167,747	160,846	159,907	152,581	139,685	144,015	150,229	154,546	149,091	140,909	142,433	140,414	136,216	140,237	130,856	136,216	126,410	119,216	131,836	136,875	127,943	139,718	139,557	151,699	148,482	152,420	160,290	154,126	157,929	150,262	156,734	152,907	151,860	149,887	147,588	141,407	137,728	134,609	135,223	129,224	115,043	117,910	121,841	114,812	109,044	105,669	101,265	91,467	105,743	115,034	116,316	112,360	109,682	106,761	104,561	107,103	106,790	100,227	106,547	103,065	101,788	99,135	91,879	98,842		97,417	105,307	104,853	104,034	100,989	101,541	101,413	100,453	102,649	107,152	101,430	$ 100,000
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE Index (Net)
Account Value	$ 321,190	308,057	312,443	305,707	292,332	279,528	280,661	275,321	261,575	267,662	269,189	284,670	282,065	273,182	265,397	269,751	259,692	266,517	258,031	253,393	251,943	239,233	218,913	228,164	236,233	245,644	237,945	227,588	237,644	231,119	225,530	230,336	213,081	212,910	191,356	181,591	200,332	210,321	200,338	220,828	219,185	234,346	232,849	237,041	249,077	236,945	248,511	242,546	250,000
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE Index (Net)
Account Value	$ 12,848	12,322	12,498	12,228	11,693	11,181	11,226	11,013	10,463	10,706	10,768	11,387	11,283	10,927	10,616	10,790	10,388	10,661	10,321	10,136	10,078	9,569	8,757	9,127	9,449	9,826	9,518	9,104	9,506	9,245	9,021	9,213	8,523	8,516	7,654	7,264	8,013	8,413	8,014	8,833	8,767	9,374	9,314	9,482	9,963	9,478	9,940	9,702	10,000
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> EAFE Index (Net)
Account Value	$ 128,476	123,223	124,977	122,283	116,933	111,811	112,264	110,128	104,630	107,065	107,676	113,868	112,826	109,273	106,159	107,901	103,877	106,607	103,212	101,357	100,777	95,693	87,565	91,265	94,493	98,258	95,178	91,035	95,058	92,448	90,212	92,134	85,232	85,164	76,543	72,637	80,133	84,128	80,135	88,331	87,674	93,738	93,140	94,816	99,631	94,778	99,404	97,018	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448		10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639		10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448		10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639		10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237	12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448		10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639		10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 298,714	295,184	295,965	291,483	293,585	292,435	292,325	286,032	284,523	289,257	286,230	293,509	289,631	285,528	279,011	276,395	271,787	278,830	276,279	280,238	281,010	270,649	258,924	263,075	269,935	271,670	271,860	272,833	275,836	274,174	267,382	274,479	266,287	267,494	258,005	261,391	273,195	281,139	274,433	278,807	277,021	287,948	296,176	299,518	306,113	306,898	305,993	306,077	308,750	309,339	305,919	303,784	302,795	300,422	304,220	308,678	310,907	310,479	307,462	308,841	309,011	311,525	306,940	305,019	303,606	298,303	300,069	294,763	289,198	289,400	289,547	288,677	290,223	282,893	282,272	278,771	273,909	273,839	268,680	268,835	266,011	261,212		259,662	261,730	263,426	261,742	261,680	262,002	260,146	262,095	260,425	262,917	265,980		264,765	265,105	264,952	266,220	263,853	262,723	262,987	260,979	258,980	259,116	257,386	256,882	256,520	262,735	264,760	264,915	265,218	263,552	258,900	258,834	257,844	255,500	253,700	250,256	251,068	251,733	251,691	250,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 119,486	118,074	118,386	116,593	117,434	116,974	116,930	114,413	113,809	115,703	114,492	117,404	115,852	114,211	111,604	110,558	108,715	111,532	110,511	112,095	112,404	108,260	103,569	105,230	107,974	108,668	108,744	109,133	110,334	109,670	106,953	109,792	106,515	106,997	103,202	104,556	109,278	112,455	109,773	111,523	110,808	115,179	118,470	119,807	122,445	122,759	122,397	122,431	123,500	123,736	122,367	121,514	121,118	120,169	121,688	123,471	124,363	124,192	122,985	123,536	123,604	124,610	122,776	122,008	121,442	119,321	120,027	117,905	115,679	115,760	115,819	115,471	116,089	113,157	112,909	111,508	109,564	109,536	107,472	107,534	106,404	104,485		103,865	104,692	105,371	104,697	104,672	104,801	104,058	104,838	104,170	105,167	106,392		105,906	106,042	105,981	106,488	105,541	105,089	105,195	104,391	103,592	103,646	102,954	102,753	102,608	105,094	105,904	105,966	106,087	105,421	103,560	103,534	103,138	102,200	101,480	100,103	100,427	100,693	100,676	100,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,836	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,474	15,179	14,706	13,499	14,967		14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240		14,083	13,664	13,352	13,083	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,836	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,474	15,179	14,706	13,499	14,967		14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240		14,083	13,664	13,352	13,083	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,836	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,474	15,179	14,706	13,499	14,967		14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240		14,083	13,664	13,352	13,083	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 976,895	957,486	936,469	891,151	838,380	844,103	894,504	906,329	881,774	903,308	853,222	861,031	843,026	823,061	813,163	784,996	747,911	779,760	755,454	717,160	705,308	674,658	618,201	631,478	663,093	673,822	652,849	612,385	609,735	600,364	579,103	593,586	558,494	592,638	561,272	519,234	571,906	596,221	545,888	595,001	593,912	650,649	627,356	646,720	682,012	652,758	657,312	614,275	644,238	625,228	610,720	596,788	592,649	562,623	539,016	524,552	529,901	510,282	459,936	472,501	491,164	458,226	433,768	425,310	405,974	359,844	410,553	447,381	447,556	434,444	419,227	410,339	402,802	409,285	403,486	376,922	402,500	386,838	379,464	367,659	337,472	374,166		366,693	393,596	391,368	379,018	365,419	363,184	354,643	353,288	362,500	376,372	355,990		352,075	341,599	333,809	327,063	326,064	319,495	317,513	313,107	309,924	309,563	297,740	292,198	286,535	276,302	281,435	281,383	280,988	270,997	270,296	265,528	264,502	247,699	248,034	260,985	265,167	264,381	243,814	250,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 39,076	38,299	37,459	35,646	33,535	33,764	35,780	36,253	35,271	36,132	34,129	34,441	33,721	32,922	32,527	31,400	29,916	31,190	30,218	28,686	28,212	26,986	24,728	25,259	26,524	26,953	26,114	24,495	24,389	24,015	23,164	23,743	22,340	23,706	22,451	20,769	22,876	23,849	21,836	23,800	23,756	26,026	25,094	25,869	27,280	26,110	26,292	24,571	25,770	25,009	24,429	23,872	23,706	22,505	21,561	20,982	21,196	20,411	18,397	18,900	19,647	18,329	17,351	17,012	16,239	14,394	16,422	17,895	17,902	17,378	16,769	16,414	16,112	16,371	16,139	15,077	16,100	15,474	15,179	14,706	13,499	14,967		14,668	15,744	15,655	15,161	14,617	14,527	14,186	14,132	14,500	15,055	14,240		14,083	13,664	13,352	13,083	13,043	12,780	12,701	12,524	12,397	12,383	11,910	11,688	11,461	11,052	11,257	11,255	11,240	10,840	10,812	10,621	10,580	9,908	9,921	10,439	10,607	10,575	9,753	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Account Value	$ 390,758	382,994	374,587	356,460	335,352	337,641	357,801	362,532	352,710	361,323	341,289	344,412	337,210	329,225	325,265	313,998	299,164	311,904	302,181	286,864	282,123	269,863	247,280	252,591	265,237	269,529	261,140	244,954	243,894	240,146	231,641	237,434	223,397	237,055	224,509	207,694	228,762	238,488	218,355	238,000	237,565	260,260	250,942	258,688	272,805	261,103	262,925	245,710	257,695	250,091	244,288	238,715	237,060	225,049	215,606	209,821	211,961	204,113	183,974	189,000	196,466	183,290	173,507	170,124	162,390	143,938	164,221	178,952	179,023	173,778	167,691	164,136	161,121	163,714	161,395	150,769	161,000	154,735	151,786	147,064	134,989	149,666		146,677	157,438	156,547	151,607	146,168	145,273	141,857	141,315	145,000	150,549	142,396		140,830	136,639	133,524	130,825	130,426	127,798	127,005	125,243	123,969	123,825	119,096	116,879	114,614	110,521	112,574	112,553	112,395	108,399	108,119	106,211	105,801	99,080	99,214	104,394	106,067	105,752	97,526	100,000
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 16,802	16,739	16,603	16,471	16,214	16,225	16,267	16,242	16,126	16,032	15,898	15,765	15,650	15,558	15,444	15,402	15,264	15,161	15,036	14,903	14,787	14,553	14,382	14,377	14,252	14,090	13,909	13,604	13,616	13,488	13,501	13,417	13,081	13,035	12,892	12,783	13,066	12,868	12,633	12,898	13,230	13,208	13,202	13,268	13,221	13,138	13,158	13,127	13,043	12,980	12,980	12,927	12,860	12,795	12,788	12,702	12,543	12,383	12,124	12,103	12,021	11,842	11,624	11,469	11,049	10,595	12,103	12,269	12,204	12,011	11,945	12,003	11,953	11,987	11,893	11,867	11,894	11,708	11,723	11,542	11,282	11,546		11,641	11,641	11,562	11,515	11,420	11,408	11,386	11,331	11,295	11,275	11,155		11,112	11,098	11,026	10,981	10,996	10,910	10,917	10,876	10,829	10,820	10,757	10,700	10,579	10,545	10,465	10,374	10,293	10,150	10,147	10,055	9,868	9,614	9,668	9,738	9,832	9,920	9,933	10,000
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 16,802	16,739	16,603	16,471	16,214	16,225	16,267	16,242	16,126	16,032	15,898	15,765	15,650	15,558	15,444	15,402	15,264	15,161	15,036	14,903	14,787	14,553	14,382	14,377	14,252	14,090	13,909	13,604	13,616	13,488	13,501	13,417	13,081	13,035	12,892	12,783	13,066	12,868	12,633	12,898	13,230	13,208	13,202	13,268	13,221	13,138	13,158	13,127	13,043	12,980	12,980	12,927	12,860	12,795	12,788	12,702	12,543	12,383	12,124	12,103	12,021	11,842	11,624	11,469	11,049	10,595	12,103	12,269	12,204	12,011	11,945	12,003	11,953	11,987	11,893	11,867	11,894	11,708	11,723	11,542	11,282	11,546		11,641	11,641	11,562	11,515	11,420	11,408	11,386	11,331	11,295	11,275	11,155		11,112	11,098	11,026	10,981	10,996	10,910	10,917	10,876	10,829	10,820	10,757	10,700	10,579	10,545	10,465	10,374	10,293	10,150	10,147	10,055	9,868	9,614	9,668	9,738	9,832	9,920	9,933	10,000
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 16,802	16,739	16,603	16,471	16,214	16,225	16,267	16,242	16,126	16,032	15,898	15,765	15,650	15,558	15,444	15,402	15,264	15,161	15,036	14,903	14,787	14,553	14,382	14,377	14,252	14,090	13,909	13,604	13,616	13,488	13,501	13,417	13,081	13,035	12,892	12,783	13,066	12,868	12,633	12,898	13,230	13,208	13,202	13,268	13,221	13,138	13,158	13,127	13,043	12,980	12,980	12,927	12,860	12,795	12,788	12,702	12,543	12,383	12,124	12,103	12,021	11,842	11,624	11,469	11,049	10,595	12,103	12,269	12,204	12,011	11,945	12,003	11,953	11,987	11,893	11,867	11,894	11,708	11,723	11,542	11,282	11,546		11,641	11,641	11,562	11,515	11,420	11,408	11,386	11,331	11,295	11,275	11,155		11,112	11,098	11,026	10,981	10,996	10,910	10,917	10,876	10,829	10,820	10,757	10,700	10,579	10,545	10,465	10,374	10,293	10,150	10,147	10,055	9,868	9,614	9,668	9,738	9,832	9,920	9,933	10,000
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 420,041	418,477	415,065	411,767	405,348	405,612	406,665	406,041	403,136	400,786	397,457	394,124	391,252	388,936	386,101	385,056	381,586	379,014	375,892	372,573	369,679	363,833	359,541	359,432	356,305	352,239	347,713	340,103	340,393	337,198	337,527	335,415	327,025	325,863	322,286	319,571	326,645	321,710	315,816	322,448	330,753	330,187	330,057	331,701	330,517	328,450	328,952	328,178	326,066	324,488	324,500	323,179	321,511	319,883	319,692	317,555	313,585	309,563	303,109	302,582	300,514	296,060	290,594	286,732	276,231	264,870	302,585	306,729	305,108	300,264	298,620	300,077	298,817	299,662	297,334	296,681	297,351	292,709	293,064	288,541	282,051	288,661		291,034	291,017	289,045	287,863	285,498	285,210	284,659	283,279	282,379	281,875	278,867		277,793	277,461	275,637	274,521	274,897	272,759	272,935	271,898	270,722	270,511	268,932	267,505	264,480	263,621	261,613	259,347	257,319	253,752	253,666	251,374	246,691	240,343	241,690	243,458	245,792	247,999	248,329	250,000
AMERICAN BEACON INDEX: S&P UBS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 168,017	167,391	166,026	164,707	162,139	162,245	162,666	162,417	161,255	160,314	158,983	157,650	156,501	155,575	154,441	154,022	152,635	151,606	150,357	149,029	147,872	145,533	143,817	143,773	142,522	140,896	139,085	136,041	136,157	134,879	135,011	134,166	130,810	130,345	128,915	127,828	130,658	128,684	126,326	128,979	132,301	132,075	132,023	132,681	132,207	131,380	131,581	131,271	130,426	129,795	129,800	129,272	128,604	127,953	127,877	127,022	125,434	123,825	121,244	121,033	120,206	118,424	116,238	114,693	110,493	105,948	121,034	122,692	122,043	120,106	119,448	120,031	119,527	119,865	118,934	118,673	118,941	117,084	117,226	115,417	112,820	115,464		116,414	116,407	115,618	115,145	114,199	114,084	113,864	113,312	112,952	112,750	111,547		111,117	110,984	110,255	109,808	109,959	109,104	109,174	108,759	108,289	108,204	107,573	107,002	105,792	105,449	104,645	103,739	102,928	101,501	101,467	100,550	98,676	96,137	96,676	97,383	98,317	99,199	99,332	100,000
AMERICAN BEACON INDEX: MSCI ACWI ex-USA Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index Net
Account Value	$ 307,169	296,866	297,715	287,948	275,337	265,743	266,345	262,701	252,522	257,533	259,883	273,293	266,122	258,753	252,901	253,140	246,002	250,494	242,903	236,911	239,285	227,836	209,019	218,019	225,124	235,774	226,567	216,833	225,017	221,176	215,893	223,748	206,966	208,524	186,509	181,094	201,205	207,890	201,007	219,923	218,357	232,988	232,617	237,315	246,398	236,614	247,774	241,997	250,000
AMERICAN BEACON INDEX: MSCI ACWI ex-USA Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index Net
Account Value	$ 12,287	11,875	11,909	11,518	11,014	10,630	10,654	10,508	10,101	10,301	10,395	10,932	10,645	10,350	10,116	10,126	9,840	10,020	9,716	9,477	9,572	9,114	8,361	8,721	9,005	9,431	9,063	8,673	9,001	8,847	8,636	8,950	8,279	8,341	7,460	7,244	8,048	8,316	8,040	8,797	8,734	9,320	9,305	9,493	9,856	9,465	9,911	9,680	10,000
AMERICAN BEACON INDEX: MSCI ACWI ex-USA Index Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index Net
Account Value	$ 122,868	118,747	119,086	115,179	110,135	106,297	106,538	105,081	101,009	103,014	103,953	109,317	106,449	103,501	101,161	101,256	98,401	100,198	97,161	94,765	95,714	91,135	83,608	87,208	90,050	94,310	90,627	86,733	90,007	88,471	86,357	89,499	82,787	83,410	74,604	72,438	80,482	83,156	80,403	87,969	87,343	93,195	93,047	94,926	98,559	94,646	99,110	96,799	100,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 17,427	17,220	17,151	16,838	16,560	16,560	16,740	16,632	16,405	16,473	16,289	16,379	16,115	15,864	15,558	15,410	15,237	15,391	15,209	15,165	15,162	14,623	13,986	14,159	14,328	14,288	14,087	13,861	13,989	13,860	13,706	13,886	13,363	13,465	13,217	12,852	13,390	13,716	12,939	13,884	13,847	14,372	14,507	14,638	15,052	14,774	14,925	14,953	14,949	14,867	14,815	14,615	14,573	14,415	14,390	14,338	14,286	14,018	13,479	13,416	13,557	13,425	12,813	12,689	12,134	11,690	13,248	13,456	13,456	13,180	13,144	13,114	13,073	13,022	12,955	12,645	12,808	12,631	12,509	12,301	11,761	12,025		12,135	12,337	12,265	12,177	12,043	12,001	12,003	11,924	11,998	12,111	12,034		11,999	12,031	11,985	11,878	11,881	11,745	11,733	11,629	11,499	11,523	11,346	11,196	10,980	11,023	10,989	10,918	10,680	10,417	10,306	10,232	9,839	9,422	9,378	9,529	9,781	10,006	9,741	10,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 17,427	17,220	17,151	16,838	16,560	16,560	16,740	16,632	16,405	16,473	16,289	16,379	16,115	15,864	15,558	15,410	15,237	15,391	15,209	15,165	15,162	14,623	13,986	14,159	14,328	14,288	14,087	13,861	13,989	13,860	13,706	13,886	13,363	13,465	13,217	12,852	13,390	13,716	12,939	13,884	13,847	14,372	14,507	14,638	15,052	14,774	14,925	14,953	14,949	14,867	14,815	14,615	14,573	14,415	14,390	14,338	14,286	14,018	13,479	13,416	13,557	13,425	12,813	12,689	12,134	11,690	13,248	13,456	13,456	13,180	13,144	13,114	13,073	13,022	12,955	12,645	12,808	12,631	12,509	12,301	11,761	12,025		12,135	12,337	12,265	12,177	12,043	12,001	12,003	11,924	11,998	12,111	12,034		11,999	12,031	11,985	11,878	11,881	11,745	11,733	11,629	11,499	11,523	11,346	11,196	10,980	11,023	10,989	10,918	10,680	10,417	10,306	10,232	9,839	9,422	9,378	9,529	9,781	10,006	9,741	10,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 17,427	17,220	17,151	16,838	16,560	16,560	16,740	16,632	16,405	16,473	16,289	16,379	16,115	15,864	15,558	15,410	15,237	15,391	15,209	15,165	15,162	14,623	13,986	14,159	14,328	14,288	14,087	13,861	13,989	13,860	13,706	13,886	13,363	13,465	13,217	12,852	13,390	13,716	12,939	13,884	13,847	14,372	14,507	14,638	15,052	14,774	14,925	14,953	14,949	14,867	14,815	14,615	14,573	14,415	14,390	14,338	14,286	14,018	13,479	13,416	13,557	13,425	12,813	12,689	12,134	11,690	13,248	13,456	13,456	13,180	13,144	13,114	13,073	13,022	12,955	12,645	12,808	12,631	12,509	12,301	11,761	12,025		12,135	12,337	12,265	12,177	12,043	12,001	12,003	11,924	11,998	12,111	12,034		11,999	12,031	11,985	11,878	11,881	11,745	11,733	11,629	11,499	11,523	11,346	11,196	10,980	11,023	10,989	10,918	10,680	10,417	10,306	10,232	9,839	9,422	9,378	9,529	9,781	10,006	9,741	10,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 435,673	430,508	428,787	420,955	414,012	414,003	418,496	415,793	410,130	411,822	407,231	409,486	402,882	396,592	388,960	385,242	380,918	384,767	380,236	379,114	379,045	365,564	349,659	353,978	358,209	357,188	352,174	346,532	349,731	346,511	342,654	347,145	334,069	336,619	330,434	321,289	334,751	342,904	323,482	347,106	346,184	359,312	362,666	365,952	376,297	369,349	373,117	373,837	373,713	371,675	370,367	365,373	364,322	360,370	359,758	358,452	357,141	350,458	336,963	335,401	338,934	335,630	320,326	317,235	303,358	292,251	331,197	336,412	336,398	329,509	328,611	327,851	326,814	325,543	323,885	316,134	320,204	315,786	312,720	307,529	294,025	300,613		303,365	308,416	306,636	304,431	301,065	300,031	300,076	298,093	299,945	302,767	300,839		299,964	300,770	299,614	296,947	297,023	293,636	293,326	290,731	287,473	288,078	283,652	279,893	274,495	275,582	274,721	272,957	267,008	260,430	257,639	255,792	245,965	235,552	234,462	238,231	244,537	250,153	243,515	250,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 174,269	172,203	171,515	168,382	165,605	165,601	167,398	166,317	164,052	164,729	162,893	163,794	161,153	158,637	155,584	154,097	152,367	153,907	152,095	151,646	151,618	146,226	139,864	141,591	143,283	142,875	140,869	138,613	139,892	138,604	137,062	138,858	133,628	134,648	132,174	128,516	133,900	137,162	129,393	138,843	138,474	143,725	145,066	146,381	150,519	147,740	149,247	149,535	149,485	148,670	148,147	146,149	145,729	144,148	143,903	143,381	142,856	140,183	134,785	134,161	135,573	134,252	128,130	126,894	121,343	116,901	132,479	134,565	134,559	131,804	131,444	131,140	130,726	130,217	129,554	126,453	128,082	126,314	125,088	123,012	117,610	120,245		121,346	123,366	122,654	121,772	120,426	120,012	120,031	119,237	119,978	121,107	120,336		119,986	120,308	119,846	118,779	118,809	117,454	117,331	116,292	114,989	115,231	113,461	111,957	109,798	110,233	109,888	109,183	106,803	104,172	103,056	102,317	98,386	94,221	93,785	95,292	97,815	100,061	97,406	100,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,461	25,643	25,497	24,654	23,818	24,567	25,268	25,166	24,053	25,819	24,269	24,539	24,203	23,571	22,424	22,637	21,942	22,921	21,829	21,053	21,031	19,927	18,529	19,207	19,978	20,532	19,835	18,599	19,345	19,058	19,146	19,846	18,868	19,661	18,504	16,784	18,397	18,962	17,782	19,485	19,113	20,256	19,700	19,931	20,406	19,195	19,897	18,935	19,618	19,236	19,084	19,305	18,865	18,139	17,131	16,155	16,304	15,702	13,840	14,025	14,378	13,807	13,282	13,371	12,928	11,621	14,017	15,520	15,861	15,436	14,973	14,767	14,258	14,690	14,569	13,594	14,528	14,030	13,941	13,510	12,534	13,866		13,464	14,199	14,171	13,964	13,433	13,399	13,320	13,277	13,514	14,192	13,664		13,467	13,067	12,973	12,600	12,748	12,581	12,379	12,391	12,414	12,542	12,107	12,021	11,728	11,094	11,269	11,292	11,206	10,890	10,796	10,631	10,412	9,713	9,715	10,245	10,470	10,430	9,698	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,461	25,643	25,497	24,654	23,818	24,567	25,268	25,166	24,053	25,819	24,269	24,539	24,203	23,571	22,424	22,637	21,942	22,921	21,829	21,053	21,031	19,927	18,529	19,207	19,978	20,532	19,835	18,599	19,345	19,058	19,146	19,846	18,868	19,661	18,504	16,784	18,397	18,962	17,782	19,485	19,113	20,256	19,700	19,931	20,406	19,195	19,897	18,935	19,618	19,236	19,084	19,305	18,865	18,139	17,131	16,155	16,304	15,702	13,840	14,025	14,378	13,807	13,282	13,371	12,928	11,621	14,017	15,520	15,861	15,436	14,973	14,767	14,258	14,690	14,569	13,594	14,528	14,030	13,941	13,510	12,534	13,866		13,464	14,199	14,171	13,964	13,433	13,399	13,320	13,277	13,514	14,192	13,664		13,467	13,067	12,973	12,600	12,748	12,581	12,379	12,391	12,414	12,542	12,107	12,021	11,728	11,094	11,269	11,292	11,206	10,890	10,796	10,631	10,412	9,713	9,715	10,245	10,470	10,430	9,698	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,461	25,643	25,497	24,654	23,818	24,567	25,268	25,166	24,053	25,819	24,269	24,539	24,203	23,571	22,424	22,637	21,942	22,921	21,829	21,053	21,031	19,927	18,529	19,207	19,978	20,532	19,835	18,599	19,345	19,058	19,146	19,846	18,868	19,661	18,504	16,784	18,397	18,962	17,782	19,485	19,113	20,256	19,700	19,931	20,406	19,195	19,897	18,935	19,618	19,236	19,084	19,305	18,865	18,139	17,131	16,155	16,304	15,702	13,840	14,025	14,378	13,807	13,282	13,371	12,928	11,621	14,017	15,520	15,861	15,436	14,973	14,767	14,258	14,690	14,569	13,594	14,528	14,030	13,941	13,510	12,534	13,866		13,464	14,199	14,171	13,964	13,433	13,399	13,320	13,277	13,514	14,192	13,664		13,467	13,067	12,973	12,600	12,748	12,581	12,379	12,391	12,414	12,542	12,107	12,021	11,728	11,094	11,269	11,292	11,206	10,890	10,796	10,631	10,412	9,713	9,715	10,245	10,470	10,430	9,698	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 661,513	641,082	637,422	616,353	595,444	614,163	631,707	629,152	601,320	645,465	606,720	613,472	605,074	589,267	560,608	565,931	548,542	573,019	545,735	526,319	525,775	498,180	463,229	480,170	499,444	513,301	495,864	464,977	483,629	476,451	478,655	496,149	471,705	491,519	462,610	419,589	459,918	474,042	444,562	487,123	477,834	506,397	492,494	498,276	510,160	479,886	497,415	473,378	490,449	480,912	477,099	482,626	471,616	453,481	428,279	403,872	407,605	392,555	346,011	350,619	359,449	345,176	332,049	334,267	323,192	290,530	350,414	387,989	396,520	385,904	374,331	369,171	356,453	367,252	364,233	339,838	363,190	350,749	348,533	337,741	313,352	346,638		336,589	354,970	354,267	349,107	335,816	334,986	333,009	331,914	337,857	354,799	341,592		336,678	326,675	324,320	314,990	318,703	314,523	309,464	309,767	310,350	313,544	302,668	300,527	293,199	277,358	281,718	282,306	280,146	272,242	269,908	265,780	260,311	242,820	242,881	256,115	261,744	260,746	242,453	250,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 26,461	25,643	25,497	24,654	23,818	24,567	25,268	25,166	24,053	25,819	24,269	24,539	24,203	23,571	22,424	22,637	21,942	22,921	21,829	21,053	21,031	19,927	18,529	19,207	19,978	20,532	19,835	18,599	19,345	19,058	19,146	19,846	18,868	19,661	18,504	16,784	18,397	18,962	17,782	19,485	19,113	20,256	19,700	19,931	20,406	19,195	19,897	18,935	19,618	19,236	19,084	19,305	18,865	18,139	17,131	16,155	16,304	15,702	13,840	14,025	14,378	13,807	13,282	13,371	12,928	11,621	14,017	15,520	15,861	15,436	14,973	14,767	14,258	14,690	14,569	13,594	14,528	14,030	13,941	13,510	12,534	13,866		13,464	14,199	14,171	13,964	13,433	13,399	13,320	13,277	13,514	14,192	13,664		13,467	13,067	12,973	12,600	12,748	12,581	12,379	12,391	12,414	12,542	12,107	12,021	11,728	11,094	11,269	11,292	11,206	10,890	10,796	10,631	10,412	9,713	9,715	10,245	10,470	10,430	9,698	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 264,605	$ 256,433	$ 254,969	$ 246,541	$ 238,178	$ 245,665	$ 252,683	$ 251,661	$ 240,528	$ 258,186	$ 242,688	$ 245,389	$ 242,030	$ 235,707	$ 224,243	$ 226,372	$ 219,417	$ 229,208	$ 218,294	$ 210,528	$ 210,310	$ 199,272	$ 185,292	$ 192,068	$ 199,777	$ 205,320	$ 198,346	$ 185,991	$ 193,452	$ 190,580	$ 191,462	$ 198,460	$ 188,682	$ 196,608	$ 185,044	$ 167,836	$ 183,967	$ 189,617	$ 177,825	$ 194,849	$ 191,134	$ 202,559	$ 196,998	$ 199,311	$ 204,064	$ 191,954	$ 198,966	$ 189,351	$ 196,180	$ 192,365	$ 190,840	$ 193,050	$ 188,646	$ 181,392	$ 171,312	$ 161,549	$ 163,042	$ 157,022	$ 138,405	$ 140,248	$ 143,779	$ 138,070	$ 132,819	$ 133,707	$ 129,277	$ 116,212	$ 140,166	$ 155,196	$ 158,608	$ 154,361	$ 149,732	$ 147,668	$ 142,581	$ 146,901	$ 145,693	$ 135,935	$ 145,276	$ 140,299	$ 139,413	$ 135,097	$ 125,341	$ 138,655		$ 134,636	$ 141,988	$ 141,707	$ 139,643	$ 134,326	$ 133,994	$ 133,204	$ 132,765	$ 135,143	$ 141,920	$ 136,637		$ 134,671	$ 130,670	$ 129,728	$ 125,996	$ 127,481	$ 125,809	$ 123,785	$ 123,907	$ 124,140	$ 125,418	$ 121,067	$ 120,211	$ 117,280	$ 110,943	$ 112,687	$ 112,923	$ 112,059	$ 108,897	$ 107,963	$ 106,312	$ 104,125	$ 97,128	$ 97,152	$ 102,446	$ 104,698	$ 104,299	$ 96,981	$ 100,000